Pension obligations (Schedule of additional information about defined benefit plans) - (Details) - Pension obligations [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Pension Obligations [Line Items]
Opening defined benefit obligation	$ 243,733	$ 211,512
Current service cost	11,044	9,880
Interest cost	6,569	7,156
Benefits paid from plan	(35,384)	(16,745)
Benefits paid from employer	(1,317)	(934)
Participant contributions	48	64
Effects of movements in exchange rates	2,780	11,660
Arising from changes in demographic assumptions	(1,461)	0
Arising from changes in financial assumptions	16,967	29,609
Arising from experience adjustments	(2,625)	(2,258)
Settlement payments from plan assets	0	(6,307)
Loss on settlement	0	96
Closing defined benefit obligation	$ 240,354	$ 243,733